Schedule of related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total directors remuneration	$ 1,216,505	$ 557,734
Total key management personnel compensation	609,962	264,681
Salaries and bonuses [member]
IfrsStatementLineItems [Line Items]
Total directors remuneration	999,603	359,667
Total key management personnel compensation	587,666	242,678
Director's fees [member]
IfrsStatementLineItems [Line Items]
Total directors remuneration	128,000	128,000
Interest on loans from Directors [member]
IfrsStatementLineItems [Line Items]
Total directors remuneration	63,511	47,136
Employer’s contribution to the Central Provident Fund [member]
IfrsStatementLineItems [Line Items]
Total directors remuneration	25,391	22,931
Total key management personnel compensation	$ 22,296	$ 22,003